Transactions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-executive directors of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	€ 0	€ 0	€ 0
Purchases from	128	123	96
Depreciation	0	0	0
Interest expense	37	51	50
Right-of-use assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	1,053	1,038	965
Shareholders of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0	0
Purchases from	113	123	172
Depreciation	0	0	0
Interest expense	9	10	11
Right-of-use assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	131	261	371
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	1,431	1,156	714
Purchases from	0	241	23
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-use assets	0	0	0
Receivables	1,279	1,281	804
Lease liabilities	0	0	0
Other liabilities	0	22	28
Non-controlling interest [Member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	26	0	0
Interest expense	9	0	0
Right-of-use assets	617	0	0
Receivables	0	0	0
Lease liabilities	652	0	0
Other liabilities	€ 0	€ 0	€ 0